Derivative Instruments and Hedging Activities (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012
Derivatives, Fair Value [Line Items]
Debt Discount at Time of Issuance					$ 48,100,000
Payments for (Proceeds from) Hedge, Financing Activities	56,200,000	0	56,195,000	0
Derivative Liability, Fair Value, Gross Liability		112,000,000	55,000,000
Non Cash Adjustment Derivative Fair Value		(1,000,000)	(1,142,000)	0
2017 Notes Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		118,000,000	62,000,000
Derivative, Gain (Loss) on Derivative, Net		56,000,000	5,805,000
2017 Notes Conversion Derivative [Member]
Derivatives, Fair Value [Line Items]
Debt Discount at Time of Issuance					48,100,000
Derivative Liability, Fair Value, Gross Liability		112,000,000	55,000,000
Derivative, Gain (Loss) on Derivative, Net		$ (57,000,000)	$ (6,947,000)